UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2024—July 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Energy Fund Investor Shares - VGENX

Energy Fund Admiral™ Shares - VGELX

Health Care Fund Investor Shares - VGHCX

Health Care Fund Admiral™ Shares - VGHAX

Dividend Growth Fund Investor Shares - VDIGX

Dividend Appreciation Index Fund ETF Shares - VIG

Dividend Appreciation Index Fund Admiral™ Shares - VDADX

Vanguard Energy Fund

Investor Shares (VGENX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	63.3%
Europe	32.5%
Asia	2.7%
South America	1.1%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,896
Number of Portfolio Holdings	47
Portfolio Turnover Rate	19%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR51

Vanguard Energy Fund

Admiral™ Shares (VGELX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	63.3%
Europe	32.5%
Asia	2.7%
South America	1.1%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,896
Number of Portfolio Holdings	47
Portfolio Turnover Rate	19%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR551

Vanguard Health Care Fund

Investor Shares (VGHCX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	67.8%
Europe	21.4%
Asia	8.7%
South America	0.0%
Other Assets and Liabilities—Net	2.1%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$48,824
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR52

Vanguard Health Care Fund

Admiral™ Shares (VGHAX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

North America	67.8%
Europe	21.4%
Asia	8.7%
South America	0.0%
Other Assets and Liabilities—Net	2.1%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$48,824
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR552

Vanguard Dividend Growth Fund

Investor Shares (VDIGX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Consumer Discretionary	9.8%
Consumer Staples	12.8%
Financials	14.8%
Health Care	19.1%
Industrials	18.5%
Information Technology	15.2%
Materials	5.0%
Real Estate	3.1%
Other Assets and Liabilities—Net	1.7%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$52,865
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR57

Vanguard Dividend Appreciation Index Fund

ETF Shares (VIG) NYSE Arca

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communication Services	0.9%
Consumer Discretionary	6.0%
Consumer Staples	11.4%
Energy	3.4%
Financials	20.2%
Health Care	15.9%
Industrials	12.1%
Information Technology	23.5%
Materials	4.0%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$97,344
Number of Portfolio Holdings	344
Portfolio Turnover Rate	10%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR920

Vanguard Dividend Appreciation Index Fund

Admiral™ Shares (VDADX)

Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communication Services	0.9%
Consumer Discretionary	6.0%
Consumer Staples	11.4%
Energy	3.4%
Financials	20.2%
Health Care	15.9%
Industrials	12.1%
Information Technology	23.5%
Materials	4.0%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$97,344
Number of Portfolio Holdings	344
Portfolio Turnover Rate	10%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5702

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2024
Vanguard Energy Fund

Contents
Financial Statements	1

Energy Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Brazil (1.1%)
	Petroleo Brasileiro SA	9,437,125	67,740
Canada (1.7%)
	Cenovus Energy Inc.	3,752,951	75,547
	ARC Resources Ltd.	1,536,162	26,581
			102,128
China (0.3%)
	China Longyuan Power Group Corp. Ltd. Class H	22,094,000	19,811
France (10.4%)
	TotalEnergies SE	3,616,781	244,011
	Engie SA (XPAR)	13,005,226	204,444
	TotalEnergies SE ADR	2,428,372	164,595
			613,050
Germany (1.4%)
	RWE AG	2,134,988	79,680
India (1.6%)
	Power Grid Corp. of India Ltd.	21,971,358	91,515
Italy (3.1%)
	Enel SpA	17,032,441	121,597
	Tenaris SA ADR	1,414,411	45,035
	Tenaris SA	1,044,045	16,566
			183,198
Japan (0.8%)
	Kansai Electric Power Co. Inc.	2,752,100	47,104
Norway (1.9%)
	Equinor ASA	2,136,198	56,567
	Equinor ASA ADR	2,113,633	56,138
			112,705
Russia (0.0%)
*,1	LUKOIL PJSC ADR	1,423,477	—
Spain (2.6%)
	Iberdrola SA (XMAD)	11,573,271	152,862
United Kingdom (13.1%)
	Shell plc (XLON)	9,262,104	337,732
	Shell plc ADR	3,103,209	227,217
	National Grid plc	12,294,379	155,993
	Glencore plc	9,571,990	53,114
			774,056
United States (61.6%)
	Exxon Mobil Corp.	4,783,495	567,275
	Phillips 66	1,791,971	260,696
	Chevron Corp.	1,591,082	255,321
	Sempra	2,745,997	219,845
	Duke Energy Corp.	1,952,979	213,402
	Southern Co.	2,554,097	213,318
	American Electric Power Co. Inc.	2,160,006	211,940
	Williams Cos. Inc.	4,460,924	191,552
	NextEra Energy Inc.	2,390,146	182,583
	Edison International	2,050,519	164,062
	Targa Resources Corp.	1,161,812	157,170
	Cheniere Energy Inc.	689,902	126,004
	Exelon Corp.	3,106,157	115,549
1

Energy Fund
		Shares	Market Value• ($000)
[2]	Chesapeake Energy Corp.	1,297,620	99,047
	EQT Corp.	2,821,914	97,384
	Atmos Energy Corp.	750,800	96,012
	Diamondback Energy Inc.	439,878	88,992
	CenterPoint Energy Inc.	2,783,932	77,254
*	First Solar Inc.	250,949	54,202
	ConocoPhillips	477,781	53,129
	EOG Resources Inc.	414,172	52,517
*	Antero Resources Corp.	1,588,593	46,101
	Schlumberger NV	947,762	45,767
*	Valaris Ltd.	509,068	40,008
			3,629,130
Total Common Stocks (Cost $4,678,965)			5,872,979
Temporary Cash Investments (0.8%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.390%	181,900	18,188
		Face Amount ($000)
Repurchase Agreement (0.5%)
	NatWest Markets plc, 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $25,604,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.500%, 5/15/40–2/15/46, with a value of $26,112,000)	25,600	25,600
Total Temporary Cash Investments (Cost $43,788)			43,788
Total Investments (100.4%) (Cost $4,722,753)			5,916,767
Other Assets and Liabilities—Net (-0.4%)			(20,961)
Net Assets (100%)			5,895,806
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,739,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $18,127,000 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Energy Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,704,565)	5,898,579
Affiliated Issuers (Cost $18,188)	18,188
Total Investments in Securities	5,916,767
Investment in Vanguard	167
Foreign Currency, at Value (Cost $6,906)	6,863
Receivables for Investment Securities Sold	7,919
Receivables for Accrued Income	5,718
Receivables for Capital Shares Issued	2,114
Total Assets	5,939,548
Liabilities
Due to Custodian	1,968
Payables for Investment Securities Purchased	5,907
Collateral for Securities on Loan	18,127
Payables to Investment Advisor	2,921
Payables for Capital Shares Redeemed	3,885
Payables to Vanguard	474
Deferred Foreign Capital Gains Taxes	10,460
Total Liabilities	43,742
Net Assets	5,895,806
1 Includes $17,739,000 of securities on loan.
At July 31, 2024, net assets consisted of:

Paid-in Capital	4,209,464
Total Distributable Earnings (Loss)	1,686,342
Net Assets	5,895,806

Investor Shares—Net Assets
Applicable to 37,508,191 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,891,310
Net Asset Value Per Share—Investor Shares	$50.42

Admiral Shares—Net Assets
Applicable to 42,318,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,004,496
Net Asset Value Per Share—Admiral Shares	$94.63

See accompanying Notes, which are an integral part of the Financial Statements.
3

Energy Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends[1]	129,412
Interest[2]	1,164
Securities Lending—Net	35
Total Income	130,611
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,342
Performance Adjustment	1,397
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,111
Management and Administrative—Admiral Shares	2,921
Marketing and Distribution—Investor Shares	49
Marketing and Distribution—Admiral Shares	89
Custodian Fees	54
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	19
Trustees’ Fees and Expenses	2
Other Expenses	36
Total Expenses	11,059
Expenses Paid Indirectly	(16)
Net Expenses	11,043
Net Investment Income	119,568
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	387,272
Foreign Currencies	56
Realized Net Gain (Loss)	387,328
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	321,475
Foreign Currencies	(282)
Change in Unrealized Appreciation (Depreciation)	321,193
Net Increase (Decrease) in Net Assets Resulting from Operations	828,089
1	Dividends are net of foreign withholding taxes of $3,256,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $3,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $2,973,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $926,000.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Energy Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,568	233,150
Realized Net Gain (Loss)	387,328	783,145
Change in Unrealized Appreciation (Depreciation)	321,193	(798,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	828,089	217,889
Distributions
Investor Shares	(68,382)	(119,899)
Admiral Shares	(140,531)	(249,592)
Total Distributions	(208,913)	(369,491)
Capital Share Transactions
Investor Shares	(86,776)	(122,683)
Admiral Shares	(36,191)	(452,087)
Net Increase (Decrease) from Capital Share Transactions	(122,967)	(574,770)
Total Increase (Decrease)	496,209	(726,372)
Net Assets
Beginning of Period	5,399,597	6,125,969
End of Period	5,895,806	5,399,597

See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.21	$46.43	$41.64	$31.66	$43.28	$47.85
Investment Operations
Net Investment Income[1]	.995	1.878	2.099	1.364	1.449	1.519
Net Realized and Unrealized Gain (Loss) on Investments	6.000	.080	4.807	10.019	(11.669)	(4.524)
Total from Investment Operations	6.995	1.958	6.906	11.383	(10.220)	(3.005)
Distributions
Dividends from Net Investment Income	(.052)	(1.952)	(2.116)	(1.403)	(1.400)	(1.565)
Distributions from Realized Capital Gains	(1.733)	(1.226)	—	—	—	—
Total Distributions	(1.785)	(3.178)	(2.116)	(1.403)	(1.400)	(1.565)
Net Asset Value, End of Period	$50.42	$45.21	$46.43	$41.64	$31.66	$43.28
Total Return[2]	15.73%	4.00%	16.72%	36.33%	-23.55%	-6.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,891	$1,775	$1,950	$1,771	$1,363	$1,793
Ratio of Total Expenses to Average Net Assets[3]	0.44%[4]	0.44%[4]	0.46%[4]	0.41%	0.37%	0.32%
Ratio of Net Investment Income to Average Net Assets	3.98%	4.02%	4.70%	3.68%	4.49%	3.20%
Portfolio Turnover Rate	19%	29%	16%	14%	55%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.06%, 0.02%, (0.02%), and (0.06%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.44%, 0.44% and 0.46% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.83	$87.12	$78.12	$59.39	$81.18	$89.77
Investment Operations
Net Investment Income[1]	1.901	3.599	4.014	2.615	2.787	2.926
Net Realized and Unrealized Gain (Loss) on Investments	11.267	.145	9.026	18.794	(21.903)	(8.512)
Total from Investment Operations	13.168	3.744	13.040	21.409	(19.116)	(5.586)
Distributions
Dividends from Net Investment Income	(.115)	(3.733)	(4.040)	(2.679)	(2.674)	(3.004)
Distributions from Realized Capital Gains	(3.253)	(2.301)	—	—	—	—
Total Distributions	(3.368)	(6.034)	(4.040)	(2.679)	(2.674)	(3.004)
Net Asset Value, End of Period	$94.63	$84.83	$87.12	$78.12	$59.39	$81.18
Total Return[2]	15.78%	4.09%	16.83%	36.43%	-23.47%	-6.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,004	$3,625	$4,176	$3,608	$2,751	$4,388
Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.36%[4]	0.38%[4]	0.33%	0.29%	0.24%
Ratio of Net Investment Income to Average Net Assets	4.05%	4.11%	4.78%	3.76%	4.60%	3.28%
Portfolio Turnover Rate	19%	29%	16%	14%	55%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.06%, 0.02%, (0.02%), and (0.06%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.36%, 0.36%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
8

Energy Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy + Utilities Index for the preceding three years. For the six months ended July 31, 2024, the investment advisory fee paid represented an effective annual rate of 0.15% of the fund’s average net assets, before a net increase of $1,397,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $167,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $13,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,798,998	—	—	3,798,998
Common Stocks—Other	492,985	1,580,996	—	2,073,981
Temporary Cash Investments	18,188	25,600	—	43,788
Total	4,310,171	1,606,596	—	5,916,767
9

Energy Fund
F.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,726,608
Gross Unrealized Appreciation	1,286,086
Gross Unrealized Depreciation	(95,927)
Net Unrealized Appreciation (Depreciation)	1,190,159
G.	During the six months ended July 31, 2024, the fund purchased $1,101,313,000 of investment securities and sold $1,293,518,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	85,185	1,761	233,455	4,941
Issued in Lieu of Cash Distributions	63,580	1,342	110,854	2,372
Redeemed	(235,541)	(4,854)	(466,992)	(10,049)
Net Increase (Decrease)—Investor Shares	(86,776)	(1,751)	(122,683)	(2,736)
Admiral Shares
Issued	194,905	2,133	360,636	4,121
Issued in Lieu of Cash Distributions	126,242	1,421	221,642	2,528
Redeemed	(357,338)	(3,965)	(1,034,365)	(11,853)
Net Increase (Decrease)—Admiral Shares	(36,191)	(411)	(452,087)	(5,204)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q512 092024
10

Financial Statements
For the six-months ended July 31, 2024
Vanguard Health Care Fund

Contents
Financial Statements	1

Health Care Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.9%)
Belgium (4.0%)
	UCB SA	6,763,485	1,130,140
*	Argenx SE	1,605,438	820,838
*	Galapagos NV	588,698	15,738
			1,966,716
Brazil (0.0%)
*,1	Hapvida Participacoes e Investimentos SA	8,909,471	6,411
China (0.5%)
*	Legend Biotech Corp. ADR	1,900,644	107,177
*	Zai Lab Ltd.	29,739,200	56,301
*,2	Zai Lab Ltd. ADR	2,814,054	53,551
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	39,119
			256,148
Denmark (5.1%)
	Novo Nordisk A/S Class B	12,681,229	1,680,173
*	Genmab A/S	1,656,337	467,868
*	Ascendis Pharma A/S ADR	2,015,767	269,105
*	Genmab A/S ADR	2,285,855	64,667
			2,481,813
Italy (0.2%)
	DiaSorin SpA	491,960	53,658
[2]	Stevanato Group SpA	1,642,580	33,969
			87,627
Japan (8.2%)
	Daiichi Sankyo Co. Ltd.	36,954,497	1,505,070
	Chugai Pharmaceutical Co. Ltd.	17,555,800	766,179
[3]	Eisai Co. Ltd.	19,123,817	729,304
	Otsuka Holdings Co. Ltd.	8,244,600	420,213
	Astellas Pharma Inc.	28,362,878	328,951
	Terumo Corp.	13,952,800	250,151
			3,999,868
Switzerland (4.4%)
	Novartis AG (Registered)	15,884,769	1,773,182
*	Galderma Group AG	3,260,599	256,499
	Tecan Group AG (Registered)	236,453	88,296
			2,117,977
United Kingdom (7.7%)
	AstraZeneca plc	17,326,437	2,752,664
	GSK plc	36,708,771	712,840
*,2,3	Immunocore Holdings plc ADR	3,849,028	152,806
*,2,3	Autolus Therapeutics plc ADR	18,897,503	88,629
	Genus plc	1,791,160	41,975
[1]	ConvaTec Group plc	7,111,753	21,428
			3,770,342
United States (67.8%)
	Eli Lilly & Co.	4,986,491	4,010,485
	UnitedHealth Group Inc.	6,347,754	3,657,322
	Merck & Co. Inc.	18,170,387	2,055,616
	Danaher Corp.	4,931,523	1,366,426
	Pfizer Inc.	41,635,060	1,271,535
	Thermo Fisher Scientific Inc.	2,027,979	1,243,841
	Elevance Health Inc.	2,238,250	1,190,816
*	Alnylam Pharmaceuticals Inc.	4,927,057	1,169,979
*	Boston Scientific Corp.	13,757,254	1,016,386
*	Biogen Inc.	4,558,453	971,862
*	Vertex Pharmaceuticals Inc.	1,903,278	943,493
*	Intuitive Surgical Inc.	1,788,338	795,113
1

Health Care Fund
		Shares	Market Value• ($000)
	HCA Healthcare Inc.	1,986,265	721,114
*	Edwards Lifesciences Corp.	11,314,857	713,402
	Abbott Laboratories	6,610,510	700,317
*	Centene Corp.	8,607,919	662,121
	Stryker Corp.	1,878,483	615,109
	Humana Inc.	1,596,263	577,225
*	Regeneron Pharmaceuticals Inc.	494,868	534,057
	Zoetis Inc.	2,798,500	503,842
	Cencora Inc.	2,056,831	489,279
	Agilent Technologies Inc.	3,425,831	484,413
*	Moderna Inc.	3,785,417	451,297
*,3	Apellis Pharmaceuticals Inc.	10,088,600	399,509
*	Align Technology Inc.	1,444,261	334,895
*,3	Acadia Healthcare Co. Inc.	4,736,476	307,160
*	Molina Healthcare Inc.	849,274	289,832
*	REVOLUTION Medicines Inc.	6,030,217	275,219
*	United Therapeutics Corp.	842,593	263,976
*	IQVIA Holdings Inc.	1,067,102	262,753
	Labcorp Holdings Inc.	1,153,538	248,518
*	Cytokinetics Inc.	4,067,922	240,048
*,3	agilon health Inc.	34,720,760	239,226
*,3	Alkermes plc	8,601,892	235,004
*	Ionis Pharmaceuticals Inc.	4,710,416	232,977
*	Exact Sciences Corp.	5,033,812	229,945
*,3	Denali Therapeutics Inc.	8,797,384	214,392
*	DexCom Inc.	2,914,285	197,647
	Encompass Health Corp.	2,095,873	194,790
*	Vaxcyte Inc.	2,321,714	183,160
*	Sarepta Therapeutics Inc.	1,264,046	179,798
*,3	Amicus Therapeutics Inc.	16,286,876	167,918
*	Blueprint Medicines Corp.	1,511,267	163,670
*	Guardant Health Inc.	4,657,527	163,619
*,3	Rocket Pharmaceuticals Inc.	6,490,225	157,063
*,2,3	Structure Therapeutics Inc. ADR	4,040,786	151,085
*	Option Care Health Inc.	4,942,098	146,731
*,3	Celldex Therapeutics Inc.	3,848,080	146,650
*,3	PTC Therapeutics Inc.	4,168,888	141,117
*	Evolent Health Inc. Class A	5,761,425	134,356
*	Xenon Pharmaceuticals Inc.	2,542,337	109,651
*	Surgery Partners Inc.	3,609,838	109,595
*	Qiagen NV	2,252,052	100,194
*	Syndax Pharmaceuticals Inc.	4,249,352	96,460
*,2	PACS Group Inc.	2,322,171	83,134
*	Apogee Therapeutics Inc.	1,569,000	76,410
*,3	Prothena Corp. plc	3,007,603	70,017
*	Akero Therapeutics Inc.	2,508,425	67,050
*	Privia Health Group Inc.	3,229,900	66,988
*	Kymera Therapeutics Inc.	1,446,764	66,841
*	Merus NV	1,117,644	59,280
*	Avidity Biosciences Inc.	1,282,140	58,440
*	Crinetics Pharmaceuticals Inc.	960,171	51,004
*	Glaukos Corp.	211,205	24,747
*	Insmed Inc.	227,800	16,572
			33,102,491
Total Common Stocks (Cost $26,994,632)			47,789,393
Temporary Cash Investments (2.1%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.390%	865,564	86,548
2

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (1.9%)
Bank of America Securities, LLC, 5.350%, 8/1/24 (Dated 7/31/24, Repurchase Value $52,708,000, collateralized by Fannie Mae 2.500%–7.000%, 9/1/27–6/1/54, and Freddie Mac 3.000%–6.000%, 2/1/26–6/1/54, with a value of $53,754,000)	52,700	52,700
Bank of Nova Scotia, 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $114,817,000, collateralized by U.S. Treasury Bill 0.000%, 9/3/2024–6/12/2025, and U.S. Treasury Note/Bond 0.375%–4.625%, 5/15/26–11/15/46, with a value of $117,113,000)	114,800	114,800
Barclays Capital Inc., 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $107,716,000, collateralized by U.S. Treasury Note/Bond 4.125%, 2/15/27, with a value of $109,854,000)	107,700	107,700
BNP Paribas Securities Corp., 5.330%, 8/1/24 (Dated 7/31/24, Repurchase Value $97,314,000, collateralized by U.S. Treasury Bill 0.000%, 8/8/24–9/12/24, U.S. Treasury Inflation Indexed Note/Bond 5.429%–5.504%, 10/31/25–1/31/26, and U.S. Treasury Note/Bond 0.875%–6.500%, 6/30/26–8/15/53, with a value of $99,246,000)	97,300	97,300
BNP Paribas Securities Corp., 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $73,411,000, collateralized by Fannie Mae 1.820%–7.000%, 11/1/29–5/1/54, and Freddie Mac 1.220%–6.500%, 7/1/25–7/1/54, with a value of $74,868,000)	73,400	73,400
Credit Agricole Securities Inc., 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $82,712,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.500%–0.625%, 1/15/26–1/15/28, with a value of $84,354,000)	82,700	82,700
HSBC Bank USA, 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $63,309,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.375%, 1/15/27, and U.S. Treasury Note/Bond 1.375%–2.875%, 8/15/50–5/15/52, with a value of $64,566,000)	63,300	63,300
HSBC Bank USA, 5.350%, 8/1/24 (Dated 7/31/24, Repurchase Value $62,209,000, collateralized by Fannie Mae 2.000%–7.000%, 2/1/51–7/1/54, with a value of $63,444,000)	62,200	62,200
JP Morgan Securities LLC, 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $44,007,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/28, with a value of $44,880,000)	44,000	44,000
Natixis SA, 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $90,413,000, collateralized by U.S. Treasury Bill 0.000%, 8/8/24–1/23/25, U.S. Treasury Inflation Indexed Note/Bond 1.000%–3.625%, 4/15/28–2/15/46, and U.S. Treasury Note/Bond 0.250%–4.875%, 8/31/25–5/15/44, with a value of $92,208,000)	90,400	90,400
Nomura International plc, 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $77,011,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 7/15/31, and U.S. Treasury Note/Bond 3.750%–4.500%, 5/31/29–11/15/52, with a value of $78,619,000)	77,000	77,000
RBC Capital Markets LLC, 5.330%, 8/1/24 (Dated 7/31/24, Repurchase Value $68,810,000, collateralized by Freddie Mac 3.500%–4.000%, 5/1/47–3/1/53, and U.S. Treasury Note/Bond 4.125%–4.375%, 7/15/27–9/30/27, with a value of $70,176,000)	68,800	68,800
		934,300
Total Temporary Cash Investments (Cost $1,020,847)		1,020,848
Total Investments (100.0%) (Cost $28,015,479)		48,810,241
Other Assets and Liabilities—Net (0.0%)		14,049
Net Assets (100%)		48,824,290
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $27,839,000, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $85,323,000.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $86,502,000 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Health Care Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $24,164,253)	45,523,813
Affiliated Issuers (Cost $3,851,226)	3,286,428
Total Investments in Securities	48,810,241
Investment in Vanguard	1,383
Foreign Currency, at Value (Cost $2,928)	2,614
Receivables for Investment Securities Sold	75,326
Receivables for Accrued Income	97,167
Receivables for Capital Shares Issued	2,823
Total Assets	48,989,554
Liabilities
Due to Custodian	3,526
Payables for Investment Securities Purchased	33,458
Collateral for Securities on Loan	86,502
Payables to Investment Advisor	22,742
Payables for Capital Shares Redeemed	15,892
Payables to Vanguard	3,144
Total Liabilities	165,264
Net Assets	48,824,290
1 Includes $85,323,000 of securities on loan.
At July 31, 2024, net assets consisted of:

Paid-in Capital	26,539,374
Total Distributable Earnings (Loss)	22,284,916
Net Assets	48,824,290

Investor Shares—Net Assets
Applicable to 32,958,307 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,461,365
Net Asset Value Per Share—Investor Shares	$226.39

Admiral Shares—Net Assets
Applicable to 433,256,571 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,362,925
Net Asset Value Per Share—Admiral Shares	$95.47

See accompanying Notes, which are an integral part of the Financial Statements.
4

Health Care Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	290,537
Dividends—Affiliated Issuers[2]	8,558
Interest—Unaffiliated Issuers	22,074
Securities Lending—Net	52
Total Income	321,221
Expenses
Investment Advisory Fees—Note B
Basic Fee	33,952
Performance Adjustment	10,845
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,592
Management and Administrative—Admiral Shares	26,508
Marketing and Distribution—Investor Shares	144
Marketing and Distribution—Admiral Shares	547
Custodian Fees	680
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—Admiral Shares	85
Trustees’ Fees and Expenses	13
Other Expenses	62
Total Expenses	79,510
Expenses Paid Indirectly	(17)
Net Expenses	79,493
Net Investment Income	241,728
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,392,807
Investment Securities Sold—Affiliated Issuers	(129,436)
Foreign Currencies	(1,010)
Realized Net Gain (Loss)	1,262,361
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	3,722,249
Investment Securities—Affiliated Issuers	(450,139)
Foreign Currencies	(79)
Change in Unrealized Appreciation (Depreciation)	3,272,031
Net Increase (Decrease) in Net Assets Resulting from Operations	4,776,120
1	Dividends are net of foreign withholding taxes of $15,142,000.
2	Dividends are net of foreign withholding taxes of $1,548,000.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Health Care Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	241,728	416,405
Realized Net Gain (Loss)	1,262,361	2,900,369
Change in Unrealized Appreciation (Depreciation)	3,272,031	(432,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,776,120	2,884,272
Distributions
Investor Shares	(209,860)	(515,126)
Admiral Shares	(1,130,838)	(2,769,814)
Total Distributions	(1,340,698)	(3,284,940)
Capital Share Transactions
Investor Shares	(363,757)	(145,328)
Admiral Shares	(540,898)	(637,906)
Net Increase (Decrease) from Capital Share Transactions	(904,655)	(783,234)
Total Increase (Decrease)	2,530,767	(1,183,902)
Net Assets
Beginning of Period	46,293,523	47,477,425
End of Period	48,824,290	46,293,523

See accompanying Notes, which are an integral part of the Financial Statements.
6

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$210.61	$212.59	$210.54	$218.60	$204.57	$203.34
Investment Operations
Net Investment Income[1]	1.066	1.789	1.654	1.869	2.005	2.506
Net Realized and Unrealized Gain (Loss) on Investments	20.872	11.217	11.988	8.949	29.203	23.326
Total from Investment Operations	21.938	13.006	13.642	10.818	31.208	25.832
Distributions
Dividends from Net Investment Income	(.119)	(1.751)	(1.659)	(1.951)	(1.886)	(2.428)
Distributions from Realized Capital Gains	(6.039)	(13.235)	(9.933)	(16.927)	(15.292)	(22.174)
Total Distributions	(6.158)	(14.986)	(11.592)	(18.878)	(17.178)	(24.602)
Net Asset Value, End of Period	$226.39	$210.61	$212.59	$210.54	$218.60	$204.57
Total Return[2]	10.58%	6.43%	6.57%	4.48%	16.16%	13.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,461	$7,297	$7,496	$7,493	$8,342	$8,729
Ratio of Total Expenses to Average Net Assets[3]	0.38%[4]	0.35%[4]	0.34%[4]	0.30%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.86%	0.80%	0.82%	0.95%	1.25%
Portfolio Turnover Rate	15%	16%	19%	15%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.02%, 0.00%, (0.04%), (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.38%, 0.35% and 0.34% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.81	$89.64	$88.77	$92.17	$86.27	$85.75
Investment Operations
Net Investment Income[1]	.469	.796	.750	.830	.883	1.097
Net Realized and Unrealized Gain (Loss) on Investments	8.799	4.738	5.052	3.780	12.316	9.844
Total from Investment Operations	9.268	5.534	5.802	4.610	13.199	10.941
Distributions
Dividends from Net Investment Income	(.062)	(.782)	(.743)	(.870)	(.849)	(1.068)
Distributions from Realized Capital Gains	(2.546)	(5.582)	(4.189)	(7.140)	(6.450)	(9.353)
Total Distributions	(2.608)	(6.364)	(4.932)	(8.010)	(7.299)	(10.421)
Net Asset Value, End of Period	$95.47	$88.81	$89.64	$88.77	$92.17	$86.27
Total Return[2]	10.61%	6.48%	6.63%	4.53%	16.21%	13.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,363	$38,997	$39,981	$39,934	$40,769	$38,126
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.30%[4]	0.29%[4]	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.04%	0.90%	0.86%	0.86%	0.99%	1.30%
Portfolio Turnover Rate	15%	16%	19%	15%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.02%, 0.00%, (0.04%), (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%, 0.30%, and 0.29% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Health Care Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the six months ended July 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $10,845,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,383,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $7,000 and custodian fees by $10,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,108,902	—	—	33,108,902
Common Stocks—Other	769,904	13,910,587	—	14,680,491
Temporary Cash Investments	86,548	934,300	—	1,020,848
Total	33,965,354	14,844,887	—	48,810,241
10

Health Care Fund
F.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,034,636
Gross Unrealized Appreciation	22,518,202
Gross Unrealized Depreciation	(1,742,597)
Net Unrealized Appreciation (Depreciation)	20,775,605
G.	During the six months ended July 31, 2024, the fund purchased $6,766,287,000 of investment securities and sold $8,963,606,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2024, such purchases were $18,929,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	146,801	682	533,020	2,583
Issued in Lieu of Cash Distributions	197,676	923	485,637	2,364
Redeemed	(708,234)	(3,292)	(1,163,985)	(5,561)
Net Increase (Decrease)—Investor Shares	(363,757)	(1,687)	(145,328)	(614)
Admiral Shares
Issued	409,345	4,516	829,622	9,373
Issued in Lieu of Cash Distributions	993,472	11,007	2,430,038	28,058
Redeemed	(1,943,715)	(21,383)	(3,897,566)	(44,323)
Net Increase (Decrease)—Admiral Shares	(540,898)	(5,860)	(637,906)	(6,892)
11

Health Care Fund
I.	Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2024 Market Value ($000)
Acadia Healthcare Co. Inc.	NA1	119,059	—	—	(62,216)	—	—	307,160
agilon health Inc.	179,707	26,464	—	—	33,055	—	—	239,226
Alkermes plc	232,681	—	—	—	2,323	—	—	235,004
Amicus Therapeutics Inc.	NA1	72,450	—	—	(30,757)	—	—	167,918
Apellis Pharmaceuticals Inc.	601,469	21,679	—	—	(223,639)	—	—	399,509
Autolus Therapeutics plc ADR	—	91,206	—	—	(2,577)	—	—	88,629
Celldex Therapeutics Inc.	NA1	65,233	—	—	3,241	—	—	146,650
Denali Therapeutics Inc.	NA1	69,515	—	—	63,219	—	—	214,392
Eisai Co. Ltd.	900,515	—	—	—	(171,211)	8,558	—	729,304
Immunocore Holdings plc ADR	209,467	48,615	—	—	(105,276)	—	—	152,806
Prothena Corp. plc	NA1	14,312	—	—	(12,268)	—	—	70,017
PTC Therapeutics Inc.	NA1	25,395	—	—	27,176	—	—	141,117
Rocket Pharmaceuticals Inc.	NA1	57,986	—	—	(18,488)	—	—	157,063
Sage Therapeutics Inc.	110,372	—	53,615	(129,435)	72,678	—	—	—
Structure Therapeutics Inc. ADR	105,169	80,705	—	—	(34,789)	—	—	151,085
Syndax Pharmaceuticals Inc.	87,069	—	—	—	9,391	—	—	NA2
Vanguard Market Liquidity Fund	14,873	NA3	NA3	(1)	(1)	—	—	86,548
Total	2,441,322	692,619	53,615	(129,436)	(450,139)	8,558	—	3,286,428
1	Not applicable—at January 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—at July 31, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q522 092024
12

Financial Statements
For the six-months ended July 31, 2024
Vanguard Dividend Growth Fund

Contents
Financial Statements	1

Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.3%)
Consumer Discretionary (9.8%)
McDonald's Corp.	6,342,752	1,683,367
TJX Cos. Inc.	12,185,091	1,377,159
NIKE Inc. Class B	14,704,221	1,100,758
Home Depot Inc.	2,719,150	1,001,082
		5,162,366
Consumer Staples (12.8%)
Procter & Gamble Co.	8,741,996	1,405,363
PepsiCo Inc.	7,942,613	1,371,451
Coca-Cola Co.	19,547,106	1,304,574
Diageo plc	39,163,109	1,218,559
Colgate-Palmolive Co.	10,657,764	1,057,144
Costco Wholesale Corp.	505,622	415,621
		6,772,712
Financials (14.8%)
Visa Inc. Class A	5,939,552	1,577,961
Mastercard Inc. Class A	3,218,172	1,492,298
Marsh & McLennan Cos. Inc.	5,936,976	1,321,393
Chubb Ltd.	4,610,097	1,270,819
American Express Co.	4,212,507	1,065,933
S&P Global Inc.	1,278,401	619,679
PNC Financial Services Group Inc.	2,754,741	498,884
		7,846,967
Health Care (19.1%)
UnitedHealth Group Inc.	3,452,010	1,988,910
Danaher Corp.	6,890,929	1,909,339
Stryker Corp.	5,424,448	1,776,235
Abbott Laboratories	13,069,935	1,384,629
Johnson & Johnson	7,466,831	1,178,639
Medtronic plc	10,936,838	878,447
Merck & Co. Inc.	6,178,373	698,959
Pfizer Inc.	9,527,528	290,971
		10,106,129
Industrials (18.5%)
Honeywell International Inc.	7,757,524	1,588,353
Northrop Grumman Corp.	3,070,733	1,487,217
Union Pacific Corp.	4,933,513	1,217,246
Automatic Data Processing Inc.	4,407,718	1,157,555
Canadian National Railway Co.	9,993,827	1,156,929
General Dynamics Corp.	3,457,703	1,032,850
Lockheed Martin Corp.	1,572,645	852,248
United Parcel Service Inc. Class B (XNYS)	5,713,747	744,901
Deere & Co.	1,469,434	546,600
		9,783,899
Information Technology (15.2%)
Microsoft Corp.	5,121,832	2,142,719
Apple Inc.	8,840,922	1,963,392
Texas Instruments Inc.	7,787,532	1,587,177
Accenture plc Class A	4,686,390	1,549,414
Intuit Inc.	1,209,715	783,109
		8,025,811
Materials (5.0%)
Linde plc	3,578,494	1,622,847
Ecolab Inc.	4,509,957	1,040,402
		2,663,249
Real Estate (3.1%)
American Tower Corp.	4,700,781	1,036,052
1

Dividend Growth Fund
		Shares	Market Value• ($000)
	Public Storage	1,990,950	589,162
			1,625,214
Total Common Stocks (Cost $26,473,990)			51,986,347
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.390%	262	26
		Face Amount ($000)
Repurchase Agreements (1.6%)
	Credit Agricole Securities Inc. 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $189,928,000, collateralized by U.S. Treasury Note/Bond 1.250%, 3/31/28, with a value of $193,698,000)	189,900	189,900
	JP Morgan Securities LLC 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $49,007,000, collateralized by U.S. Treasury Note/Bond 4.250%, 2/15/54, with a value of $49,980,000)	49,000	49,000
	Natixis SA 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $209,731,000, collateralized by Federal Home Loan Bank 4.000%, 10/24/29, Freddie Mac 2.150%, 7/13/40, U.S. Treasury Bill 0.000%, 8/20/24–1/23/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/25–2/15/53, and U.S. Treasury Note/Bond 0.250%–4.250%, 10/31/24–2/15/54, with a value of $213,894,000)	209,700	209,700
	NatWest Markets plc 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $186,728,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.500%, 6/15/25–6/30/29, with a value of $190,434,000)	186,700	186,700
	Societe Generale 5.340%, 8/1/24 (Dated 7/31/24, Repurchase Value $201,330,000, collateralized by U.S. Treasury Note/Bond 4.375%, 5/15/34, with a value of $205,326,000)	201,300	201,300
			836,600
Total Temporary Cash Investments (Cost $836,626)			836,626
Total Investments (99.9%) (Cost $27,310,616)			52,822,973
Other Assets and Liabilities—Net (0.1%)			42,092
Net Assets (100%)			52,865,065
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Dividend Growth Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,310,590)	52,822,947
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	52,822,973
Investment in Vanguard	1,488
Receivables for Accrued Income	64,011
Receivables for Capital Shares Issued	14,332
Total Assets	52,902,804
Liabilities
Due to Custodian	184
Payables to Investment Advisor	9,064
Payables for Capital Shares Redeemed	25,276
Payables to Vanguard	3,215
Total Liabilities	37,739
Net Assets	52,865,065
At July 31, 2024, net assets consisted of:

Paid-in Capital	24,409,060
Total Distributable Earnings (Loss)	28,456,005
Net Assets	52,865,065

Net Assets
Applicable to 1,337,477,443 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,865,065
Net Asset Value Per Share	$39.53

See accompanying Notes, which are an integral part of the Financial Statements.
3

Dividend Growth Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends[1]	487,493
Interest[2]	22,125
Securities Lending—Net	3
Total Income	509,621
Expenses
Investment Advisory Fees—Note B
Basic Fee	34,334
Performance Adjustment	(10,322)
The Vanguard Group—Note C
Management and Administrative	34,931
Marketing and Distribution	1,274
Custodian Fees	144
Shareholders’ Reports	266
Trustees’ Fees and Expenses	15
Other Expenses	7
Total Expenses	60,649
Expenses Paid Indirectly	(12)
Net Expenses	60,637
Net Investment Income	448,984
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,898,034
Foreign Currencies	(330)
Realized Net Gain (Loss)	2,897,704
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	39,314
Foreign Currencies	138
Change in Unrealized Appreciation (Depreciation)	39,452
Net Increase (Decrease) in Net Assets Resulting from Operations	3,386,140
1	Dividends are net of foreign withholding taxes of $1,912,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, less than $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	448,984	900,699
Realized Net Gain (Loss)	2,897,704	850,910
Change in Unrealized Appreciation (Depreciation)	39,452	2,728,339
Net Increase (Decrease) in Net Assets Resulting from Operations	3,386,140	4,479,948
Distributions
Total Distributions	(972,237)	(1,212,175)
Capital Share Transactions
Issued	1,345,015	3,541,840
Issued in Lieu of Cash Distributions	857,594	1,065,628
Redeemed	(4,304,202)	(8,774,593)
Net Increase (Decrease) from Capital Share Transactions	(2,101,593)	(4,167,125)
Total Increase (Decrease)	312,310	(899,352)
Net Assets
Beginning of Period	52,552,755	53,452,107
End of Period	52,865,065	52,552,755

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.76	$35.42	$37.85	$31.82	$30.63	$26.03
Investment Operations
Net Investment Income[1]	.329	.620	.596	.576	.557	.536
Net Realized and Unrealized Gain (Loss) on Investments	2.156	2.573	(.893)	7.593	1.572	5.499
Total from Investment Operations	2.485	3.193	(.297)	8.169	2.129	6.035
Distributions
Dividends from Net Investment Income	(.337)	(.629)	(.590)	(.574)	(.539)	(.525)
Distributions from Realized Capital Gains	(.378)	(.224)	(1.543)	(1.565)	(.400)	(.910)
Total Distributions	(.715)	(.853)	(2.133)	(2.139)	(.939)	(1.435)
Net Asset Value, End of Period	$39.53	$37.76	$35.42	$37.85	$31.82	$30.63
Total Return[2]	6.64%	9.11%	-0.76%	25.66%	7.03%	23.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,865	$52,553	$53,452	$54,186	$45,099	$43,024
Ratio of Total Expenses to Average Net Assets[3]	0.23%[4]	0.29%[5]	0.30%[5]	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.74%	1.68%	1.56%	1.85%	1.82%
Portfolio Turnover Rate	7%	9%	11%	15%	15%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), 0.02%, 0.03%, (0.00%), (0.01%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.23%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.29% and 0.30%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
7

Dividend Growth Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the NASDAQ US Dividend Achievers Select Index for periods prior to September 20, 2021, and to the current benchmark S&P U.S. Dividend Growers Index, beginning September 20, 2021, for the preceding three years. The benchmark change will be fully phased in by October 2024. For the six months ended July 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $10,322,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,488,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2024, these arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,767,788	1,218,559	—	51,986,347
Temporary Cash Investments	26	836,600	—	836,626
Total	50,767,814	2,055,159	—	52,822,973
F.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,335,621
Gross Unrealized Appreciation	25,630,441
Gross Unrealized Depreciation	(143,089)
Net Unrealized Appreciation (Depreciation)	25,487,352
G.	During the six months ended July 31, 2024, the fund purchased $3,865,082,000 of investment securities and sold $6,259,603,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended
8

Dividend Growth Fund
July 31, 2024, such purchases were $51,513,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	Shares (000)	Shares (000)
Issued	34,935	99,872
Issued in Lieu of Cash Distributions	22,207	29,209
Redeemed	(111,593)	(246,375)
Net Increase (Decrease) in Shares Outstanding	(54,451)	(117,294)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q572 092024
9

Financial Statements
For the six-months ended July 31, 2024
Vanguard Dividend Appreciation Index Fund

Contents
Financial Statements	1

Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (0.9%)
Comcast Corp. Class A	21,422,875	884,122
John Wiley & Sons Inc. Class A	229,638	10,965
Cable One Inc.	24,661	10,195
		905,282
Consumer Discretionary (6.0%)
Home Depot Inc.	5,379,210	1,980,410
McDonald's Corp.	3,893,205	1,033,257
Lowe's Cos. Inc.	3,101,356	761,414
NIKE Inc. Class B	6,579,743	492,560
Starbucks Corp.	6,173,839	481,251
DR Horton Inc.	1,616,014	290,769
Tractor Supply Co.	582,517	153,388
Genuine Parts Co.	753,234	110,808
Williams-Sonoma Inc.	693,684	107,299
Domino's Pizza Inc.	188,171	80,669
Pool Corp.	207,566	77,638
Service Corp. International	785,913	62,802
Churchill Downs Inc.	360,338	51,730
Lithia Motors Inc.	147,818	40,847
Thor Industries Inc.	288,013	30,570
Brunswick Corp.	366,553	29,856
Polaris Inc.	285,281	23,758
Graham Holdings Co. Class B	18,892	14,638
Worthington Enterprises Inc.	163,759	8,173
Dillard's Inc. Class A	18,667	7,440
Monro Inc.	167,342	5,157
Shoe Carnival Inc.	93,384	3,966
Haverty Furniture Cos. Inc.	70,334	2,059
Johnson Outdoors Inc. Class A	36,195	1,535
		5,851,994
Consumer Staples (11.4%)
Procter & Gamble Co.	12,769,344	2,052,800
Costco Wholesale Corp.	2,390,261	1,964,795
Walmart Inc.	23,067,898	1,583,380
Coca-Cola Co.	20,943,114	1,397,743
PepsiCo Inc.	7,427,211	1,282,456
Mondelez International Inc. Class A	7,319,800	500,308
Colgate-Palmolive Co.	4,430,785	439,490
Target Corp.	2,498,529	375,804
Sysco Corp.	2,725,568	208,915
Archer-Daniels-Midland Co.	2,671,083	165,634
Hershey Co.	797,609	157,512
Kroger Co.	2,615,702	142,556
Church & Dwight Co. Inc.	1,320,520	129,424
McCormick & Co. Inc.	1,359,840	104,721
Tyson Foods Inc. Class A	1,537,416	93,629
Clorox Co.	670,643	88,478
Casey's General Stores Inc.	200,821	77,886
J M Smucker Co.	574,302	67,739
Hormel Foods Corp.	1,567,623	50,336
Brown-Forman Corp. Class B	980,002	44,257
Ingredion Inc.	355,169	44,172
Flowers Foods Inc.	1,035,656	23,323
Lancaster Colony Corp.	109,730	21,184
WD-40 Co.	73,242	19,161
J & J Snack Foods Corp.	83,219	14,039
Andersons Inc.	172,489	9,406
SpartanNash Co.	180,520	3,813

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Tootsie Roll Industries Inc.	97,699	3,013
		11,065,974
Energy (3.4%)
Exxon Mobil Corp.	24,442,260	2,898,608
Phillips 66	2,342,976	340,856
Texas Pacific Land Corp.	100,500	84,912
		3,324,376
Financials (20.2%)
JPMorgan Chase & Co.	15,510,739	3,300,685
Visa Inc. Class A	8,124,840	2,158,526
Mastercard Inc. Class A	4,451,171	2,064,053
Bank of America Corp.	36,741,712	1,481,058
Goldman Sachs Group Inc.	1,741,504	886,478
S&P Global Inc.	1,743,266	845,013
BlackRock Inc.	754,423	661,252
Chubb Ltd.	2,207,597	608,546
Marsh & McLennan Cos. Inc.	2,666,524	593,488
Intercontinental Exchange Inc.	3,096,373	469,286
PNC Financial Services Group Inc.	2,150,431	389,443
Moody's Corp.	848,214	387,193
Aon plc Class A (XNYS)	1,174,324	385,777
CME Group Inc.	1,944,629	376,694
Arthur J Gallagher & Co.	1,175,299	333,186
Aflac Inc.	2,820,275	268,998
Travelers Cos. Inc.	1,237,834	267,917
Bank of New York Mellon Corp.	4,090,473	266,167
MetLife Inc.	3,267,591	251,114
Allstate Corp.	1,421,077	243,175
Ameriprise Financial Inc.	541,841	233,030
Discover Financial Services	1,353,656	194,913
Hartford Financial Services Group Inc.	1,609,940	178,575
Fifth Third Bancorp	3,694,179	156,412
Nasdaq Inc.	2,254,178	152,563
State Street Corp.	1,663,123	141,316
Brown & Brown Inc.	1,279,338	127,205
Raymond James Financial Inc.	1,005,966	116,692
Cincinnati Financial Corp.	846,388	110,555
Cboe Global Markets Inc.	568,223	104,275
Principal Financial Group Inc.	1,165,451	94,996
W R Berkley Corp.	1,645,739	90,730
FactSet Research Systems Inc.	205,367	84,835
Reinsurance Group of America Inc.	355,139	80,059
Fidelity National Financial Inc.	1,398,972	77,517
Jack Henry & Associates Inc.	393,828	67,534
RenaissanceRe Holdings Ltd.	283,930	65,846
Erie Indemnity Co. Class A	134,866	59,496
Unum Group	972,501	55,948
Assurant Inc.	284,470	49,745
Evercore Inc. Class A	191,700	48,000
Old Republic International Corp.	1,372,625	47,520
Primerica Inc.	185,158	46,617
American Financial Group Inc.	352,954	46,223
MarketAxess Holdings Inc.	204,939	45,810
Morningstar Inc.	141,221	44,859
Globe Life Inc.	451,485	41,871
Zions Bancorp NA	801,294	41,403
Commerce Bancshares Inc.	638,098	41,291
SouthState Corp.	412,274	40,803
Cullen/Frost Bankers Inc.	346,655	40,579
Wintrust Financial Corp.	351,731	38,057
Prosperity Bancshares Inc.	519,019	37,639
SEI Investments Co.	539,367	36,591
First American Financial Corp.	558,702	33,846
RLI Corp.	217,652	32,776
Cadence Bank	989,093	32,512
Axis Capital Holdings Ltd.	415,767	31,494
Selective Insurance Group Inc.	328,121	29,636
Home BancShares Inc.	1,004,492	28,457
Hanover Insurance Group Inc.	194,620	26,758

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	First Financial Bankshares Inc.	690,333	26,550
	Bank OZK	565,745	26,528
	UMB Financial Corp.	236,566	24,134
	Assured Guaranty Ltd.	281,615	23,197
	CNO Financial Group Inc.	601,903	20,982
	Atlantic Union Bankshares Corp.	482,690	19,930
	International Bancshares Corp.	290,385	19,584
	WSFS Financial Corp.	329,642	18,621
	Community Financial System Inc.	289,632	17,865
	Independent Bank Corp. (XNGS)	237,716	15,250
	BOK Financial Corp.	147,903	15,210
	First Merchants Corp.	321,555	12,975
	NBT Bancorp Inc.	254,193	12,461
	Cohen & Steers Inc.	143,921	12,351
	Towne Bank	367,611	12,219
	Federal Agricultural Mortgage Corp. Class C	51,020	10,521
	City Holding Co.	80,304	9,789
	Lakeland Financial Corp.	136,849	9,378
	Stock Yards Bancorp Inc.	142,426	8,862
	TriCo Bancshares	181,668	8,453
	BancFirst Corp.	76,885	8,260
	Horace Mann Educators Corp.	220,345	7,617
	Westamerica BanCorp	139,977	7,553
	German American Bancorp Inc.	157,059	6,179
	1st Source Corp.	94,017	5,975
	AMERISAFE Inc.	104,704	4,971
	First Mid Bancshares Inc.	120,820	4,638
	First Community Bankshares Inc.	91,033	4,076
	Southern Missouri Bancorp Inc.	53,039	3,034
	Great Southern Bancorp Inc.	47,646	2,983
	Cass Information Systems Inc.	65,515	2,813
[1]	Hingham Institution for Savings	10,259	2,551
			19,678,543
Health Care (15.9%)
	UnitedHealth Group Inc.	4,971,389	2,864,315
	Johnson & Johnson	12,999,798	2,052,018
	AbbVie Inc.	9,538,503	1,767,675
	Merck & Co. Inc.	13,681,280	1,547,763
	Abbott Laboratories	9,391,557	994,942
	Danaher Corp.	3,560,264	986,478
	Amgen Inc.	2,898,095	963,530
	Elevance Health Inc.	1,255,339	667,878
	Stryker Corp.	1,830,937	599,540
	Medtronic plc	7,176,168	576,390
	Zoetis Inc.	2,464,572	443,722
	McKesson Corp.	711,005	438,704
	Becton Dickinson & Co.	1,567,499	377,861
	Humana Inc.	655,673	237,098
	Cencora Inc.	900,487	214,208
	ResMed Inc.	793,968	169,314
	Cardinal Health Inc.	1,332,389	134,345
	STERIS plc	534,108	127,524
	West Pharmaceutical Services Inc.	393,503	120,479
	Quest Diagnostics Inc.	608,480	86,587
	Chemed Corp.	81,482	46,458
	Ensign Group Inc.	307,037	43,215
	Perrigo Co. plc	733,794	20,744
	National HealthCare Corp.	73,213	9,969
	LeMaitre Vascular Inc.	106,980	9,295
	Embecta Corp.	304,033	4,764
	Atrion Corp.	7,023	3,219
			15,508,035
Industrials (12.1%)
	Caterpillar Inc.	2,646,754	916,306
	Union Pacific Corp.	3,293,954	812,717
	Honeywell International Inc.	3,517,136	720,134
	Eaton Corp. plc	2,159,290	658,130
	Lockheed Martin Corp.	1,184,499	641,904
	Automatic Data Processing Inc.	2,213,069	581,196

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Waste Management Inc.	1,971,097	399,463
CSX Corp.	10,557,564	370,570
General Dynamics Corp.	1,224,964	365,909
Northrop Grumman Corp.	755,094	365,707
Illinois Tool Works Inc.	1,476,533	365,117
Emerson Electric Co.	3,081,174	360,836
Cintas Corp.	468,041	357,555
L3Harris Technologies Inc.	1,024,501	232,449
WW Grainger Inc.	236,189	230,712
Paychex Inc.	1,737,136	222,388
Fastenal Co.	3,088,508	218,512
Cummins Inc.	738,537	215,505
Republic Services Inc.	1,105,395	214,800
Xylem Inc.	1,309,738	174,850
Rockwell Automation Inc.	616,324	171,739
Dover Corp.	742,419	136,798
Broadridge Financial Solutions Inc.	637,847	136,499
Veralto Corp.	1,186,510	126,435
Hubbell Inc.	289,986	114,733
Carlisle Cos. Inc.	257,138	107,633
Booz Allen Hamilton Holding Corp.	704,987	101,032
Lennox International Inc.	173,030	100,963
Expeditors International of Washington Inc.	763,437	95,292
Masco Corp.	1,215,954	94,662
Watsco Inc.	187,238	91,651
Stanley Black & Decker Inc.	829,112	87,571
IDEX Corp.	409,119	85,293
Snap-on Inc.	284,509	81,663
RB Global Inc. (XTSE)	992,659	79,045
Pentair plc	897,744	78,885
HEICO Corp. Class A	409,527	77,855
Graco Inc.	912,816	77,635
JB Hunt Transport Services Inc.	440,441	76,262
Nordson Corp.	293,265	73,413
Allegion plc	472,525	64,646
Comfort Systems USA Inc.	193,112	64,194
Lincoln Electric Holdings Inc.	307,705	63,206
ITT Inc.	444,152	62,830
Huntington Ingalls Industries Inc.	213,733	59,841
Regal Rexnord Corp.	358,797	57,651
CH Robinson Worldwide Inc.	630,878	56,180
A O Smith Corp.	653,316	55,558
Toro Co.	561,607	53,763
HEICO Corp.	216,839	52,332
Donaldson Co. Inc.	651,836	48,770
Applied Industrial Technologies Inc.	208,924	45,585
UFP Industries Inc.	332,460	43,861
Simpson Manufacturing Co. Inc.	227,998	43,796
Oshkosh Corp.	354,197	38,484
MSA Safety Inc.	199,954	37,721
Robert Half Inc.	567,015	36,397
Ryder System Inc.	237,036	33,223
AGCO Corp.	336,547	31,777
Watts Water Technologies Inc. Class A	148,087	30,731
Timken Co.	351,745	30,584
Exponent Inc.	274,163	29,083
Air Lease Corp.	555,133	27,546
GATX Corp.	192,181	26,809
Matson Inc.	184,956	24,546
Franklin Electric Co. Inc.	215,345	22,960
Kadant Inc.	63,353	22,268
ManpowerGroup Inc.	258,547	19,800
ABM Industries Inc.	354,650	19,704
Insperity Inc.	191,656	19,687
Brady Corp. Class A	241,492	17,293
Hillenbrand Inc.	375,707	16,618
Griffon Corp.	215,985	15,564
McGrath RentCorp.	133,126	14,621
HNI Corp.	252,608	13,881
Standex International Corp.	63,992	11,954

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Tennant Co.	102,000	10,984
Apogee Enterprises Inc.	118,078	8,105
Lindsay Corp.	58,359	7,353
CSG Systems International Inc.	154,259	7,225
Gorman-Rupp Co.	129,722	5,359
Hyster-Yale Inc.	59,672	4,878
Matthews International Corp. Class A	163,834	4,743
		11,781,930
Information Technology (23.5%)
Apple Inc.	19,972,204	4,435,427
Broadcom Inc.	23,470,548	3,771,248
Microsoft Corp.	8,951,732	3,744,957
Oracle Corp.	8,581,639	1,196,709
Accenture plc Class A	3,398,971	1,123,768
QUALCOMM Inc.	6,021,687	1,089,624
Cisco Systems Inc.	21,803,940	1,056,401
Texas Instruments Inc.	4,912,873	1,001,293
Intuit Inc.	1,513,875	980,007
International Business Machines Corp.	4,950,795	951,246
Analog Devices Inc.	2,691,565	622,774
KLA Corp.	730,933	601,609
Amphenol Corp. Class A	6,471,271	415,844
Motorola Solutions Inc.	900,792	359,344
Roper Technologies Inc.	578,161	314,953
Microchip Technology Inc.	2,922,240	259,436
TE Connectivity Ltd.	1,664,615	256,900
HP Inc.	4,649,273	167,792
Corning Inc.	4,164,578	166,625
CDW Corp.	725,991	158,346
Amdocs Ltd.	631,347	55,224
Littelfuse Inc.	133,714	35,716
Badger Meter Inc.	157,832	32,539
Avnet Inc.	491,064	26,400
Power Integrations Inc.	306,780	22,407
		22,846,589
Materials (4.0%)
Linde plc	2,596,825	1,177,660
Sherwin-Williams Co.	1,260,011	442,012
Ecolab Inc.	1,372,853	316,703
Air Products and Chemicals Inc.	1,200,002	316,621
Nucor Corp.	1,295,259	211,050
Vulcan Materials Co.	714,520	196,143
PPG Industries Inc.	1,271,820	161,496
Steel Dynamics Inc.	797,328	106,220
Packaging Corp. of America	484,476	96,832
Reliance Inc.	309,881	94,377
Avery Dennison Corp.	435,248	94,375
RPM International Inc.	696,609	84,610
Celanese Corp.	543,623	76,732
Eastman Chemical Co.	641,400	66,276
Albemarle Corp.	634,470	59,431
AptarGroup Inc.	355,478	52,248
Royal Gold Inc.	355,584	49,113
Balchem Corp.	175,943	31,223
Cabot Corp.	296,881	29,774
Sonoco Products Co.	530,153	28,586
Ashland Inc.	275,297	26,607
Westlake Corp.	172,996	25,579
HB Fuller Co.	293,348	25,287
Silgan Holdings Inc.	438,429	22,548
Avient Corp.	493,635	22,332
Innospec Inc.	134,660	17,659
Quaker Chemical Corp.	75,354	13,682
Materion Corp.	111,698	13,452
Hawkins Inc.	102,086	10,607
Stepan Co.	116,088	9,825
Worthington Steel Inc.	163,283	6,510
		3,885,570

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Utilities (2.3%)
	NextEra Energy Inc.	11,096,003	847,624
	Sempra	3,417,219	273,583
	Xcel Energy Inc.	3,001,114	174,905
	American Water Works Co. Inc.	1,051,992	149,762
	DTE Energy Co.	1,116,487	134,570
	CMS Energy Corp.	1,598,796	103,602
	Atmos Energy Corp.	802,466	102,619
	Alliant Energy Corp.	1,385,695	77,128
	AES Corp.	3,837,184	68,263
	Essential Utilities Inc.	1,363,510	55,427
	National Fuel Gas Co.	497,563	29,152
	IDACORP Inc.	274,136	26,797
	New Jersey Resources Corp.	528,134	24,690
	Otter Tail Corp.	225,769	21,881
	MGE Energy Inc.	195,549	17,177
	American States Water Co.	201,800	16,655
	California Water Service Group	308,783	16,508
	Chesapeake Utilities Corp.	117,651	13,886
	SJW Group	155,839	9,445
	Middlesex Water Co.	93,302	6,203
	York Water Co.	76,786	3,172
	Artesian Resources Corp. Class A	51,376	2,012
			2,175,061
Total Common Stocks (Cost $64,769,599)			97,023,354
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.390% (Cost $247,580)	2,476,323	247,608
Total Investments (99.9%) (Cost $65,017,179)			97,270,962
Other Assets and Liabilities—Net (0.1%)			73,402
Net Assets (100%)			97,344,364
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,343,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,388,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	545	151,456	(62)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/25	GSI	52,120	(5.326)	2,249	—
Visa Inc. Class A	8/30/24	BANA	118,223	(5.231)	—	(526)
					2,249	(526)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,193,000 in connection with open over-the-counter swap contracts.

Dividend Appreciation Index Fund
See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of July 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $64,769,599)	97,023,354
Affiliated Issuers (Cost $247,580)	247,608
Total Investments in Securities	97,270,962
Investment in Vanguard	2,708
Cash	85
Cash Collateral Pledged—Futures Contracts	7,140
Cash Collateral Pledged—Over-the-Counter Swap Contracts	230
Receivables for Investment Securities Sold	2,732
Receivables for Accrued Income	77,887
Receivables for Capital Shares Issued	3,954
Variation Margin Receivable—Futures Contracts	2,330
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,249
Total Assets	97,370,277
Liabilities
Payables for Investment Securities Purchased	15,361
Collateral for Securities on Loan	1,388
Payables for Capital Shares Redeemed	5,974
Payables to Vanguard	2,664
Unrealized Depreciation—Over-the-Counter Swap Contracts	526
Total Liabilities	25,913
Net Assets	97,344,364
1 Includes $1,343,000 of securities on loan.
At July 31, 2024, net assets consisted of:

Paid-in Capital	66,529,460
Total Distributable Earnings (Loss)	30,814,904
Net Assets	97,344,364

ETF Shares—Net Assets
Applicable to 432,213,118 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,051,334
Net Asset Value Per Share—ETF Shares	$189.84

Admiral Shares—Net Assets
Applicable to 296,842,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,293,030
Net Asset Value Per Share—Admiral Shares	$51.52

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended July 31, 2024
($000)
Investment Income
Income
Dividends[1]	869,194
Interest[2]	7,253
Securities Lending—Net	617
Total Income	877,064
Expenses
The Vanguard Group—Note B
Investment Advisory Services	876
Management and Administrative—ETF Shares	20,207
Management and Administrative—Admiral Shares	5,266
Marketing and Distribution—ETF Shares	1,338
Marketing and Distribution—Admiral Shares	283
Custodian Fees	247
Shareholders’ Reports—ETF Shares	745
Shareholders’ Reports—Admiral Shares	90
Trustees’ Fees and Expenses	26
Other Expenses	7
Total Expenses	29,085
Expenses Paid Indirectly	(19)
Net Expenses	29,066
Net Investment Income	847,998
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,148,000
Futures Contracts	22,801
Swap Contracts	(791)
Realized Net Gain (Loss)	2,170,010
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,696,270
Futures Contracts	(2,857)
Swap Contracts	2,228
Change in Unrealized Appreciation (Depreciation)	6,695,641
Net Increase (Decrease) in Net Assets Resulting from Operations	9,713,649
1	Dividends are net of foreign withholding taxes of $40,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,025,000, less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,383,778,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	847,998	1,612,939
Realized Net Gain (Loss)	2,170,010	1,197,892
Change in Unrealized Appreciation (Depreciation)	6,695,641	7,178,539
Net Increase (Decrease) in Net Assets Resulting from Operations	9,713,649	9,989,370
Distributions
ETF Shares	(720,291)	(1,372,849)
Admiral Shares	(133,111)	(255,095)
Total Distributions	(853,402)	(1,627,944)
Capital Share Transactions
ETF Shares	597,708	879,631
Admiral Shares	(67,305)	179,423
Net Increase (Decrease) from Capital Share Transactions	530,403	1,059,054
Total Increase (Decrease)	9,390,650	9,420,480
Net Assets
Beginning of Period	87,953,714	78,533,234
End of Period	97,344,364	87,953,714

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$172.53	$156.26	$162.69	$137.11	$125.38	$104.09
Investment Operations
Net Investment Income[1]	1.657	3.185	2.982	2.736	2.299	2.214
Net Realized and Unrealized Gain (Loss) on Investments	17.321	16.293	(6.439)	25.504	11.728	21.210
Total from Investment Operations	18.978	19.478	(3.457)	28.240	14.027	23.424
Distributions
Dividends from Net Investment Income	(1.668)	(3.208)	(2.973)	(2.660)	(2.297)	(2.134)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.668)	(3.208)	(2.973)	(2.660)	(2.297)	(2.134)
Net Asset Value, End of Period	$189.84	$172.53	$156.26	$162.69	$137.11	$125.38
Total Return	11.04%	12.66%	-2.02%	20.71%	11.44%	22.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82,051	$73,991	$66,062	$65,589	$51,842	$42,217
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.99%	1.96%	1.74%	1.84%	1.90%
Portfolio Turnover Rate[3]	10%	13%	12%	26%	25%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2024	Year Ended January 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.82	$42.41	$44.15	$37.21	$34.03	$28.25
Investment Operations
Net Investment Income[1]	.444	.856	.801	.734	.617	.594
Net Realized and Unrealized Gain (Loss) on Investments	4.704	4.416	(1.743)	6.920	3.179	5.757
Total from Investment Operations	5.148	5.272	(.942)	7.654	3.796	6.351
Distributions
Dividends from Net Investment Income	(.448)	(.862)	(.798)	(.714)	(.616)	(.571)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.448)	(.862)	(.798)	(.714)	(.616)	(.571)
Net Asset Value, End of Period	$51.52	$46.82	$42.41	$44.15	$37.21	$34.03
Total Return[2]	11.04%	12.64%	-2.02%	20.67%	11.44%	22.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,293	$13,962	$12,471	$12,903	$10,685	$9,955
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.97%	1.94%	1.72%	1.82%	1.87%
Portfolio Turnover Rate[4]	10%	13%	12%	26%	25%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Dividend Appreciation Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2024, the fund had contributed to Vanguard capital in the amount of $2,708,000, representing less than 0.01% of the fund’s net assets and 1.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	97,023,354	—	—	97,023,354
Temporary Cash Investments	247,608	—	—	247,608
Total	97,270,962	—	—	97,270,962
Derivative Financial Instruments
Assets
Swap Contracts	—	2,249	—	2,249
Liabilities
Futures Contracts[1]	62	—	—	62
Swap Contracts	—	526	—	526
Total	62	526	—	588
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,034,456
Gross Unrealized Appreciation	32,927,375
Gross Unrealized Depreciation	(690,931)
Net Unrealized Appreciation (Depreciation)	32,236,444
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2024, the fund had available capital losses totaling $3,701,282,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2024, the fund purchased $9,680,516,000 of investment securities and sold $9,388,206,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,717,282,000 and $4,431,054,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2024, such purchases were  $848,542,000 and sales were $994,602,000, resulting in net realized loss of $27,623,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,029,685	27,959	7,008,963	44,964
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,431,977)	(24,600)	(6,129,332)	(38,875)
Net Increase (Decrease)—ETF Shares	597,708	3,359	879,631	6,089
Admiral Shares
Issued	942,816	19,273	1,767,035	40,614
Issued in Lieu of Cash Distributions	112,931	2,288	216,949	5,065
Redeemed	(1,123,052)	(22,917)	(1,804,561)	(41,568)
Net Increase (Decrease)—Admiral Shares	(67,305)	(1,356)	179,423	4,111
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Dividend Appreciation Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2024, that would require recognition or disclosure in these financial statements.
Q6022 092024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Energy Fund

The board of trustees of Vanguard Energy Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, the company’s internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Health Care Fund

The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Dividend Appreciation Index Fund

The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 20, 2024

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.